Overview (Details) - segment		9 Months Ended	12 Months Ended
	Jul. 01, 2026	Sep. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reportable segments		2	2
Ownership of stock before transaction	100.00%